Note 10 - Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
10.	Redeemable non-controlling interests

The minority equity positions in the Company’s subsidiaries are referred to as redeemable non-controlling interests (“RNCI”). The RNCI are considered to be redeemable securities. Accordingly, the RNCI is recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity. Changes in the RNCI amount are recognized immediately as they occur. The following table provides a reconciliation of the beginning and ending RNCI amounts:

	2018	2017

Balance, January 1	$117,708	$102,352
RNCI share of earnings	11,180	8,228
RNCI redemption increment	13,235	15,367
Distributions paid to RNCI	(6,913)	(4,504)
Purchases of interests from RNCI, net	(3,890)	(6,939)
RNCI recognized on business acquisitions	19,889	3,360
Other	376	(156)
Balance, December 31	$151,585	$117,708

The Company has shareholders’ agreements in place at each of its non-wholly owned subsidiaries. These agreements allow the Company to “call” the non-controlling interest at a price determined with the use of a formula price, which is usually equal to a fixed multiple of average annual net earnings before extraordinary items, income taxes, interest, depreciation, and amortization. The agreements also have redemption features which allow the owners of the RNCI to “put” their equity to the Company at the same price subject to certain limitations. The formula price is referred to as the redemption amount and may
be paid in cash or in Subordinate Voting Shares. The redemption amount as of
December 31, 2018
was
$149,132
(
2017
-
$116,558
). The redemption amount is lower than that recorded on the balance sheet as the formula price of certain RNCI are lower than the amount initially recorded at the inception of the minority equity position. If all put or call options were settled with Subordinate Voting Shares as at
December 31, 2018,
approximately
2,100,000
such shares would be issued, and would have resulted in an increase of
$0.53
to diluted earnings per share for the year ended
December 31, 2018.